Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Dec. 31, 2024 USD ($) credit_facility term_loan	Dec. 31, 2023 USD ($) term_loan credit_facility	Dec. 31, 2023 EUR (€) term_loan credit_facility
Debt Instrument [Line Items]
Total principal	$ 1,065,520	$ 1,076,274
Unamortized discount and debt issuance costs	(5,981)	(8,252)
Total debt	1,059,539	1,068,022
Less current portion	(177,093)	(107,820)
Long-term debt	882,446	960,202
U.S. Dollar-denominated Revolving Credit Facility due in 2026
Debt Instrument [Line Items]
Total principal	165,000	190,000
Norwegian Krone-denominated Bonds due from 2025 to 2026
Debt Instrument [Line Items]
Total principal	175,646	196,610
Euro-denominated Term Loan
Debt Instrument [Line Items]
Total principal	0	$ 27,400	€ 24.8
Number of term loans | term_loan		1	1
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Total principal	$ 724,874	$ 662,255
Number of term loans | term_loan	6	5	5
Line of Credit | U.S. Dollar-denominated Revolving Credit Facility due in 2026
Debt Instrument [Line Items]
Borrowings provided under revolving credit facilities	$ 350,000	$ 350,000
Undrawn amount of revolving credit facilities	$ 185,000	$ 160,000
Number of credit facilities | credit_facility	1	1	1